Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Aug. 20, 2025	Jul. 23, 2025
Debt
Total debt	$ 61,215	$ 127,000
Non-current portion of long-term debt	61,215	127,000
$350 million Revolving Credit Facility
Debt
Total debt	60,000	127,000
Maximum borrowing capacity	350,000			$ 350,000
$15 million Working Capital Facility
Debt
Total debt	1,215	0
Maximum borrowing capacity	$ 15,000	$ 15,000	$ 15,000